Preferred Stock (Details Narrative) (10-K) - USD ($)							3 Months Ended		12 Months Ended
	Mar. 04, 2021	Dec. 11, 2020	Oct. 26, 2020	May 21, 2020	Oct. 29, 2019	Mar. 26, 2019	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 22, 2020
Preferred stock, shares authorized							3,010,000		3,010,000	3,010,000	14,010,000
Preferred stock par value							$ 0.001		$ 0.001	$ 0.001
Issuance of reverse stock split shares of common stock						4,000
Reverse stock split, description						The Company effected a reverse stock split of its shares of common stock on a four thousand (4,000) old for one (1) new basis.
Preferred stock, voting rights					The Company re-designated its Series A Preferred Stock. The Series A Preferred Stock shall be entitled to vote with the holders of the Company's Common Stock as a class at the rate of 665 common share votes per share of Series A Preferred Stock.
Number of share issued for services, value							$ 138,750	$ 636,448	$ 1,360,784	$ 1,287,437
Series A Preferred Stock [Member]
Preferred stock, shares authorized							3,000,000		3,000,000		3,000,000
Preferred stock par value							$ 0.001		$ 0.001
Number of common shares issued for debt conversion			100
Debt conversion amount			$ 1,340,000
Number of share issued for services					200,376
Number of share issued for services, value					$ 200
Series B Convertible Preferred Stock [Member]
Preferred stock, shares authorized							10,000		10,000		10,000
Preferred stock par value							$ 0.001		$ 0.001
Conversion of convertible preferred stock into common stock							1,000,000		1,000,000
Series B Preferred Stock [Member]
Number of common shares issued for debt conversion	37		100	136			100			132
Debt conversion amount			$ 1,340,000	$ 767,040						$ 4,872,732
Conversion of stock shares issued		4
Number of share issued for services	16
Number of share issued for services, value	$ 849,600
Series B Preferred Stock [Member] | Related Parties [Member]
Number of common shares issued for debt conversion				122
Series B Preferred Stock [Member] | Former Director [Member]
Number of common shares issued for debt conversion				2